S000041918 [Member] Expense Example - AMG Veritas Global Real Return Fund - Class I	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 119
Expense Example, with Redemption, 3 Years	389
Expense Example, with Redemption, 5 Years	679
Expense Example, with Redemption, 10 Years	$ 1,504